AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 8, 2006.

SECURITIES ACT FILE NO. 333-135935

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

___________________

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 [X]

PRE-EFFECTIVE AMENDMENT NO. [ ]

POST-EFFECTIVE AMENDMENT NO. [2]

LEGG MASON PARTNERS AGGRESSIVE GROWTH FUND, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

125 BROAD STREET, NEW YORK, NY 10004

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

1-800-451-2010

(REGISTRANT’S AREA CODE AND TELEPHONE NUMBER)

R. JAY GERKEN

LEGG MASON & CO., LLC

399 PARK AVENUE, 4TH FLOOR

NEW YORK, NY 10022

(NAME AND ADDRESS OF AGENT FOR SERVICE)

WITH COPIES TO:

DIANNE E. O’DONNELL	ROBERT I. FRENKEL, ESQ.
WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE	LEGG MASON & CO., LLC 300 FIRST STAMFORD PLACE
NEW YORK, NEW YORK 10019	STAMFORD, CT 06902

TITLE OF SECURITIES BEING REGISTERED:

Class A, Class B, and Class C shares of the Registrant

___________________

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, as amended, pursuant to Section 24(f) under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

Part A-Prospectus/Proxy Statement and Part B-Statement of Additional Information are incorporated by reference to the Registrant’s filing pursuant to Rule 497(b) on September 13, 2006.

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Under the Registrant’s corporate charter and Maryland law, directors and officers of the Registrant are not liable to the Registrant or its stockholders except for receipt of an improper personal benefit or active and deliberate dishonesty. The Registrant’s corporate charter requires that it indemnify its directors and officers against liabilities unless it is proved that a director or officer acted in bad faith or with active and deliberate dishonesty or received an improper personal benefit. These indemnification provisions are subject to the limitation under the Investment Company Act of 1940, as amended, that no director or officer may be protected against liability for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his office.

ITEM 16. EXHIBITS

1(a)    Registrant’s Articles of Incorporation dated May 12, 1983 and Articles of Amendment dated May 27, 1983, October 3, 1983, May 20, 1988, November 5, 1992 and July 30, 1993, respectively, are incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement filed on October 28, 1993 (“Post-Effective Amendment No. 15”).

1(b)    Articles of Amendment dated October 14, 1994, Form of Articles Supplementary and Form of Articles of Amendment are incorporated by reference to Post-Effective Amendment No. 18 filed December 28, 1995 (“Post-Effective Amendment No. 18”).

1(c)    Articles of Amendment dated June 1, 1998 incorporated by reference to the Post-Effective Amendment No. 21.

1(d)    Articles Supplementary dated November 20, 2006 is incorporated by reference to Post-Effective Amendment No. 37 filed on November 30, 2006.

2         Amended and Restated By-Laws are incorporated by reference to Post-Effective Amendment No. 28 filed on December 29, 2003.

3         Not Applicable.

4         Form of Agreement and Plan of Reorganization is included in Part A of the Registration Statement on Form N-14 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

5         Registrant’s form of stock certificates for Class A, Class B, Class C and Class Y shares are incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement filed on October 23, 1992 (“Post-Effective Amendment No. 14”).

6(a)    Management Agreement dated December 1, 2005 between the Registrant and Smith Barney Fund Management LLC is incorporated by reference to Post-Effective Amendment No. 33 filed on December 29, 2005 (“Post-Effective Amendment No. 33”).

6(b)    Management Agreement between the Registrant and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 35 filed on September 8, 2006.

6(c)    Subadvisory Agreement between LMPFA and ClearBridge Advisors, LLC (“ClearBridge”) dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 35 filed on September 8, 2006.

7(a)    Distribution Agreement dated December 1, 2005 between the Registrant and Legg Mason Investor Services, LLC (“LMIS”) is incorporated by reference to Post-Effective Amendment No. 33.

7(b)    Amendment to Distribution Agreement dated December 1, 2005 between the Registrant and Citigroup Global Markets Inc. (“CGMI”)is incorporated by reference to Post-Effective Amendment No 33.

7(c)    Amendment of Distribution Agreement and Assumption of Duties and Responsibilities by PFS, dated December 1, 2005 among the Registrant, PFS Distributors, Inc. and PFS Investments Inc. is incorporated by reference to Post-Effective Amendment No. 33.

8         Not Applicable.

9         Custodian Services Agreement between the Registrant and State Street Bank and Trust Company dated January 1, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

10(a)   Amended Shareholder Services and Distribution Plan dated December 1, 2005 (filed as exhibit m(4) to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A filed on March 13, 2006 and incorporated herein by reference).

10(b)   Amended and Restated Rule 18f-3(d) Multiple Class Plan Dated as of December 1, 2005 is incorporated by reference to Post-Effective Amendment No. 33 filed on December 29, 2005.

10(c)   Amended Rule 18f-3(d) Multiple Class Plan of the Registrant is incorporated by reference to Post-Effective Amendment No. 37 filed on November 30, 2006.

11(a)   Opinion and Consent of Willkie Farr & Gallagher LLP as to the legality of the securities being registered is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

11(b)   Opinion and Consent of Venable LLP as to the legality of the securities being registered is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

12         Final opinion of Dechert LLP supporting tax matters and consequences to shareholders discussed in the Prospectus/Proxy Statement is filed herewith.

13         Not Applicable.

14        Consent of Independent Registered Public Accounting Firm is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

15        Not Applicable.

16        Powers of Attorney are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(a)   Forms of Proxy Card are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(b)   Statement of Additional Information of Registrant dated December 29, 2005 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(c)   Annual Report of the Registrant for the year ended August 31, 2005 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(d)   Semi-Annual Report of the Registrant for six months ended February 28, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(e)   Prospectus and Statement of Additional Information of Legg Mason Partners Health Sciences Fund dated February 28, 2006 are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(f)   Annual Report of Legg Mason Partners Health Sciences Fund for the year ended October 31, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(g)   Semi-Annual Report of Legg Mason Partner Health Sciences Fund for the six months ended April 30, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(h)   Code of Ethics of Legg Mason Investor Services, LLC dated December 1, 2005 is incorporated by reference to Post-Effective Amendment No. 33.

17(i)    Code of Ethics of Citigroup Asset Management - North America and Certain Registered Investment Companies as amended September 13, 2005 is incorporated by reference to Post-Effective Amendment No. 33.

17(j)    Transfer Agency and Services Agreement with PFPC Inc. dated January 1, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(k)   License Agreement dated as of December 1, 2005 between Citigroup Inc. and the Registrant is incorporated by reference to Post-Effective Amendment No. 33.

17(l)    Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. is incorporated by reference to Pre-Effective Amendment No. 1.

17(m)  Emeritus Retirement Plan is incorporated by reference to Post-Effective Amendment No. 37 filed on November 30, 2006.

ITEM 17. UNDERTAKINGS

(1)      The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other terms of the applicable form.

(2)      The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)      The registrant hereby undertakes to file, by post-effective amendment, the final opinion of Dechert LLP supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 8th day of December, 2006.

LEGG MASON PARTNERS AGGRESSIVE GROWTH FUND, INC

By:	/s/ R. Jay Gerken
R. Jay Gerken
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE	TITLE	DATE

/s/ R. Jay Gerken	Chairman, President and Chief	December 8, 2006
R. Jay Gerken	Executive Officer

/s/ Kaprel Ozsolak	Chief Financial Officer and Treasurer	December 8, 2006
Kaprel Ozsolak

/s/ Paul R. Ades*	Director	December 8, 2006
Paul R. Ades

/s/ Dwight B. Crane*	Director	December 8, 2006
Dwight B. Crane

/s/ Frank Hubbard*	Director	December 8, 2006
Frank Hubbard

/s/ Jerome Miller*	Director	December 8, 2006
Jerome Miller

/s/ Ken Miller*	Director	December 8, 2006
Ken Miller

*By: /s/ R. Jay Gerken
R. Jay Gerken, Attorney-in-Fact

EXHIBIT INDEX

EXHIBIT NO.	EXHIBITS

12	Final opinion of Dechert LLP supporting tax matters and consequences to shareholders discussed in the Prospectus/Proxy Statement.